Equity - Summary of Hybrid Securities Classified as Owners Equity (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Total	₩ 3,710,498	₩ 3,810,435	$ 2,568,619
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.
Hybrid securities of other equity interest in local currency issued in 202002
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 06, 2020	Feb. 06, 2020
Maturity	—	—
Interest rate (%)	3.34%	3.34%
Hybrid Bond	₩ 0	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202010
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 23, 2020	Oct. 23, 2020
Maturity	—	—
Interest rate (%)	3.00%	3.00%
Hybrid Bond	₩ 0	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202006
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 12, 2020	Jun. 12, 2020
Maturity	—	—
Interest rate (%)	3.23%	3.23%
Hybrid Bond	₩ 0	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202104
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Apr. 08, 2021	Apr. 08, 2021
Maturity	—	—
Interest rate (%)	3.15%	3.15%
Hybrid Bond	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202110
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 14, 2021	Oct. 14, 2021
Maturity	—	—
Interest rate (%)	3.60%	3.60%
Hybrid Bond	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202202
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 17, 2022	Feb. 17, 2022
Maturity	—	—
Interest rate (%)	4.10%	4.10%
Hybrid Bond	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202207
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 28, 2022	Jul. 28, 2022
Maturity	—	—
Interest rate (%)	4.99%	4.99%
Hybrid Bond	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202210
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 25, 2022	Oct. 25, 2022
Maturity	—	—
Interest rate (%)	5.97%	5.97%
Hybrid Bond	₩ 220,000	₩ 220,000
Hybrid securities of other equity interest in local currency issued in 202302
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 10, 2023	Feb. 10, 2023
Maturity	—	—
Interest rate (%)	4.65%	4.65%
Hybrid Bond	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202309
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Sep. 07, 2023	Sep. 07, 2023
Maturity	—	—
Interest rate (%)	5.04%	5.04%
Hybrid Bond	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202402
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 07, 2024	Feb. 07, 2024
Maturity	—	—
Interest rate (%)	4.49%	4.49%
Hybrid Bond	₩ 400,000	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202406
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 19, 2024	Jun. 19, 2024
Maturity	—	—
Interest rate (%)	4.27%	4.27%
Hybrid Bond	₩ 400,000	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202410
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 10, 2024	Oct. 10, 2024
Maturity	—	—
Interest rate (%)	4.00%	4.00%
Hybrid Bond	₩ 400,000	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202505
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	May 13, 2025	May 13, 2025
Maturity	—	—
Interest rate (%)	3.45%
Hybrid Bond	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202510
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 22, 2025	Oct. 22, 2025
Maturity	—	—
Interest rate (%)	3.34%
Hybrid Bond	₩ 400,000
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issuance cost of hybrid bonds	₩ (9,502)	₩ (9,565)